Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Schedule Of Derivative Liabilities At Fair Value

	June 30,	December 31,
	2013	2012
Series C preferred embedded derivative	$6,588	$7,205
Warrant derivative	7,527	8,730
Derivative liabilities, at fair value	$14,115	$15,935